Taxes - Schedule of Statutory Rates to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Statutory Rates to Effective Tax Rate [Abstract]
Income before tax	$ 10,524,854	$ 1,352,826	$ 12,753,794	$ 7,473,926
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 1,736,601	$ 223,216	$ 2,104,376	$ 1,233,198
Reconciling items:
Non-deductible items in Hong Kong	1,025,705	131,840	272,376
Non-taxable items in Hong Kong	(504,319)	(64,823)	(608,034)	(46,142)
Under provision for prior year			1,051,282
Tax credit	(1,500)	(193)	(3,000)	(6,000)
Effective income tax expenses	$ 2,256,487	$ 290,040	$ 2,817,000	$ 1,181,056